Schedule of Investments (unaudited)
December 31, 2024
iShares® Global Energy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.8%
Ampol Ltd.	176,511	$3,079,671
Santos Ltd.	2,399,080	9,934,351
Woodside Energy Group Ltd.	1,402,578	21,718,818
		34,732,840
Austria — 0.2%
OMV AG	103,074	3,997,382
Brazil — 0.9%
Petroleo Brasileiro SA, ADR	1,374,407	17,674,874
Canada — 13.2%
Cameco Corp.	321,467	16,529,010
Canadian Natural Resources Ltd.	1,558,475	48,116,540
Cenovus Energy Inc.	944,461	14,316,884
Enbridge Inc.	1,608,893	68,286,592
Imperial Oil Ltd.	121,098	7,463,266
Pembina Pipeline Corp.	428,829	15,844,105
Suncor Energy Inc.	930,499	33,214,306
TC Energy Corp.	766,645	35,728,233
Tourmaline Oil Corp.	257,962	11,937,551
		251,436,487
China — 1.2%
China Petroleum & Chemical Corp., Class H	17,986,000	10,261,259
PetroChina Co. Ltd., Class H	15,584,000	12,192,185
		22,453,444
Colombia — 0.1%
Ecopetrol SA, ADR	179,314	1,420,167
Finland — 0.2%
Neste OYJ	315,490	3,992,595
France — 4.6%
TotalEnergies SE	1,574,060	87,698,502
Italy — 1.5%
Eni SpA	1,601,294	21,903,038
Tenaris SA, NVS	327,571	6,184,030
		28,087,068
Japan — 1.1%
ENEOS Holdings Inc.	2,240,320	11,753,067
Inpex Corp.	716,700	9,017,130
		20,770,197
Norway — 1.0%
Aker BP ASA	226,973	4,461,946
Equinor ASA	577,636	13,700,974
		18,162,920
Portugal — 0.3%
Galp Energia SGPS SA	313,353	5,193,723
Spain — 0.6%
Repsol SA	869,724	10,582,764
United Kingdom — 10.6%
BP PLC	11,866,645	58,656,422
Shell PLC	4,557,091	142,049,053
		200,705,475
Security	Shares	Value
United States — 61.2%
APA Corp.	270,926	$6,255,681
Baker Hughes Co., Class A	730,948	29,983,487
Chevron Corp.	1,230,234	178,187,092
ConocoPhillips	952,181	94,427,790
Coterra Energy Inc.	544,526	13,907,194
Devon Energy Corp.	485,242	15,881,971
Diamondback Energy Inc.	138,040	22,615,093
EOG Resources Inc.	415,838	50,973,422
EQT Corp.	440,761	20,323,490
Exxon Mobil Corp.	3,235,212	348,011,755
Halliburton Co.	646,591	17,580,809
Hess Corp.	204,163	27,155,721
Kinder Morgan Inc.	1,427,750	39,120,350
Marathon Petroleum Corp.	237,405	33,117,997
Occidental Petroleum Corp.	499,061	24,658,604
ONEOK Inc.	431,528	43,325,411
Phillips 66	305,069	34,756,511
Schlumberger NV	1,043,137	39,993,873
Targa Resources Corp.	161,080	28,752,780
Texas Pacific Land Corp.	13,916	15,390,539
Valero Energy Corp.	233,857	28,668,530
Williams Companies Inc. (The)	900,466	48,733,220
		1,161,821,320
Total Common Stocks — 98.5% (Cost: $2,028,499,221)		1,868,729,758
Preferred Stocks
Brazil — 1.0%
Petroleo Brasileiro SA, Preference Shares, ADR	1,634,567	19,353,273
Total Preferred Stocks — 1.0% (Cost: $27,837,644)		19,353,273
Total Long-Term Investments — 99.5% (Cost: $2,056,336,865)		1,888,083,031
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(a)(b)	4,890,000	4,890,000
Total Short-Term Securities — 0.2% (Cost: $4,890,000)		4,890,000
Total Investments — 99.7% (Cost: $2,061,226,865)		1,892,973,031
Other Assets Less Liabilities — 0.3%		5,304,781
Net Assets — 100.0%		$1,898,277,812

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Energy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$15 (b)	$—	$(15)	$—	$—	—	$11,947 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,840,000	—	(2,950,000)(b)	—	—	4,890,000	4,890,000	165,672	—
				$(15)	$—	$4,890,000		$177,619	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	89	03/21/25	$8,056	$(266,943)
FTSE 100 Index	14	03/21/25	1,432	(27,350)
				$(294,293)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,432,352,848	$436,376,910	$—	$1,868,729,758

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Energy ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Preferred Stocks	$19,353,273	$—	$—	$19,353,273
Short-Term Securities
Money Market Funds	4,890,000	—	—	4,890,000
	$1,456,596,121	$436,376,910	$—	$1,892,973,031
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(266,943)	$(27,350)	$—	$(294,293)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares